BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	September 30,
	2023	2022
Stock options	318,014	89,472
Warrants	2,546,160	10,067
Restricted stock with repurchase rights	—	147,976
Stock subject to put right	—	7,816
Convertible promissory note	—	150,506
	2,864,174	405,837